Stockholders' Equity - Warrants (Details) - $ / shares	Mar. 31, 2020	Feb. 12, 2020	Feb. 11, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Number of shares (in shares)	15,461	15,461	186,535	15,461
November 2020
Class of Stock [Line Items]
Number of shares (in shares)	6,046			6,046
Exercise price (in usd per share)	$ 34.74
February 2025
Class of Stock [Line Items]
Number of shares (in shares)	6,046			6,046
Exercise price (in usd per share)	$ 34.74
February 2025
Class of Stock [Line Items]
Number of shares (in shares)	3,369			3,369
Exercise price (in usd per share)	$ 54.41